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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07398

Invesco Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014
Invesco Pennsylvania Value Municipal Income Trust
NYSE: VPV

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

12 Financial Statements

15 Notes to Financial Statements

20 Financial Highlights

21 Approval of Investment Advisory and Sub-Advisory Contracts

23 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Pennsylvania Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	8.47%
Trust at Market Value	4.57
Barclays Pennsylvania Municipal Index▼ (Former Broad Market Index)*	4.30
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.21
Lipper Closed End Pennsylvania Municipal Debt Funds Classification Average■ (Peer Group)*	7.62

Market Price Discount to NAV as of 8/31/14	-9.37

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond Index now represents the Trust’s broad market benchmark instead of the Barclays Pennsylvania Municipal Index as the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index and Lipper Closed End Pennsylvania Debt Funds Classification Average are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Pennsylvania Municipal Index is an unmanaged index considered representative of Pennsylvania investment-grade municipal bonds.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value weighted investment-grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are greater than or equal to five years.

The Lipper Closed End Pennsylvania Municipal Debt Funds Classification Average is an average of the closed-end funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Pennsylvania Value Municipal Income Trust

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.49%*
Pennsylvania–147.61%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$3,000	$3,166,950
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB	5.00%	03/01/21	1,165	1,278,564
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,818,112
Series 2013 A, University RB	5.00%	03/01/33	1,600	1,783,328
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,071,170
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/25	735	707,761
Series 2005 A, RB	5.13%	04/01/35	3,145	2,882,770
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	2,750	3,165,305
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,312,832
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/31	740	742,509
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	2,300	2,308,395
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(a)	2.70%	04/02/18	770	781,211
Beaver (County of);
Series 2009, Unlimited Tax GO Notes(a)(b)	5.55%	11/15/17	240	277,975
Series 2009, Unlimited Tax GO Notes (INS–AGM)(c)	5.55%	11/15/31	4,695	5,258,400
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(d)	6.13%	11/01/34	1,360	1,366,555
Berks (County of) Municipal Authority (Albright College);
Series 2004, RB	5.50%	10/01/16	1,695	1,696,627
Series 2004, RB	5.50%	10/01/17	1,800	1,801,638
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/44	3,500	3,817,205
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	1,575	1,775,183
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	1,575	1,766,741
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(c)	5.25%	01/15/25	3,000	3,396,690
Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB(d)	5.20%	12/01/19	1,000	1,038,120
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	2,221,098
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,600	4,072,104
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB(a)(b)	6.13%	11/15/14	2,185	2,212,706
Series 2011, RB	6.25%	11/15/41	1,670	1,911,115
Series 2012 B, RB	5.00%	11/15/36	1,000	1,078,780
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	850	895,815
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/37	2,000	2,140,040
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS–AGM)(c)	5.00%	08/15/30	2,650	3,014,772
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,072,383
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/30	1,600	1,709,536
Series 2010, RB	6.00%	01/01/40	2,885	3,039,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	$1,850	$2,002,458
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB	5.00%	01/01/27	2,000	2,059,460
Series 2007, RB	5.00%	01/01/36	3,000	3,061,470
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	2,108,520
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes	5.00%	08/15/32	2,000	2,219,680
Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB(b)	6.25%	07/01/16	1,490	1,594,658
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	5,475	6,299,097
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS–AGC)(c)	5.38%	04/01/34	1,000	1,140,440
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–Radian)(c)	5.75%	07/01/23	360	360,594
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/19	1,875	2,028,506
Series 2010, RB	5.00%	06/01/23	975	1,012,401
Series 2010, RB	5.00%	06/01/24	1,755	1,816,250
Series 2010, RB	5.00%	06/01/25	750	773,790
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	450	476,424
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.);
Series 2005 A, Water Facilities RB (INS–NATL)(c)(d)	5.00%	11/01/37	2,750	2,846,167
Series 2005 B, Water Facilities RB (INS–NATL)(c)(d)	5.00%	11/01/36	4,000	4,143,640
Series 2005 C, Water Facilities RB (INS–NATL)(c)(d)	5.00%	02/01/35	3,000	3,041,910
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	2,175	2,484,611
Series 2012, Ref. RB	5.00%	01/01/27	1,290	1,450,682
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/40	2,000	2,152,420
Series 2013, RB	5.00%	01/01/31	1,000	1,157,830
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	8,000	9,011,600
Series 2002, RB	5.75%	07/01/32	2,500	3,066,650
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(c)	5.00%	07/01/24	3,025	3,426,266
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/35	750	785,048
Series 2013, RB	5.00%	07/01/45	2,020	2,091,892
Series 2014, RB	5.00%	07/01/39	750	782,565
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,050,720
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	3,188,123
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	2,031,760
Geisinger Authority (Geisinger Health System Foundation);
Series 2002, VRD Health System RB(e)	0.01%	11/15/32	400	400,000
Series 2011 A1, Health System RB	5.13%	06/01/41	1,500	1,646,865
Series 2013, VRD Health System RB(e)	0.03%	10/01/43	1,200	1,200,000
Series 2013 A, VRD Health System RB(e)	0.01%	10/01/43	1,380	1,380,000
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,779,140
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	1,390	1,451,535
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	2,000	2,193,280
Lancaster (County of) Hospital Authority (Masonic Homes); Series 2008 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)(f)	0.03%	07/01/34	975	975,000
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/30	1,000	1,154,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System);
Series 2005 A, Ref. RB (INS–NATL)(c)(d)	5.00%	01/01/20	$1,240	$1,249,040
Series 2005 A, Ref. RB (INS–NATL)(c)(d)	5.00%	01/01/22	1,360	1,367,888
Series 2005 A, Ref. RB (INS–NATL)(c)(d)	5.00%	01/01/23	675	678,497
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	3,070	3,353,791
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	2,675	2,685,887
Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, College RB (INS–Radian)(c)	5.00%	04/01/26	1,510	1,519,438
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS–AGM)(c)	5.00%	07/01/35	1,000	1,058,450
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,660,295
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	4,003,575
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.25%	01/01/43	3,000	3,080,760
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	3,600	3,948,444
Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS–CIFG)(c)	5.00%	05/01/31	550	580,179
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2006 A, RB	4.50%	11/15/36	1,100	1,104,994
Series 2012, Ref. RB	5.00%	11/15/27	2,400	2,601,024
Series 2012, Ref. RB	5.00%	11/15/28	500	539,060
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,466,734
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,612,965
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.25%	02/01/35	750	756,315
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,158,460
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,438,880
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	2,108,100
Series 2010 C, Hospital RB(a)	4.50%	08/15/16	2,000	2,115,620
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/32	740	760,720
Series 2012, RB	5.00%	07/01/36	1,000	1,019,420
Northeastern York School District;
Series 2007 B, Limited Tax GO Bonds (INS–NATL)(c)	5.00%	04/01/30	1,000	1,079,060
Series 2007 B, Limited Tax GO Bonds (INS–NATL)(c)	5.00%	04/01/31	2,000	2,158,120
Owen J. Roberts School District; Series 2006, Unlimited Tax GO Notes (INS–AGM)(c)(g)	5.00%	05/15/35	16,695	17,606,380
Pennsylvania (Commonwealth of); First Series 2013, Unlimited Tax GO Bonds(g)	5.00%	04/01/28	15,000	17,619,150
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	1,750	1,900,885
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(d)	5.00%	11/01/41	3,830	4,115,258
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB(d)	5.00%	12/01/34	2,000	2,194,800
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,063,110
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,203,680
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB(d)	5.10%	10/01/27	3,690	3,834,168
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/27	1,650	1,764,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/38	$2,750	$2,860,440
Series 2010, RB	6.00%	07/01/43	1,000	1,063,140
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	3,320	3,545,727
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS–SGI)(c)	5.00%	11/01/36	2,320	2,376,214
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/35	2,150	2,222,971
Series 2012, RB	5.00%	10/01/44	1,000	1,025,080
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	5,300,250
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	1,450	1,705,360
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	2,930	3,213,448
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2010, RB	5.00%	03/01/40	1,000	1,072,710
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB(g)	5.00%	07/15/38	15,925	16,452,277
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,397,186
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(g)	5.00%	06/15/21	12,135	14,071,746
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS–AMBAC)(c)	5.25%	12/01/21	1,200	1,215,540
Series 2008 A-1, RB (INS–AGC)(c)(g)	5.00%	06/01/38	12,995	13,672,429
Series 2009 C, Sub. Conv. CAB RB (INS–AGM)(c)(h)	6.25%	06/01/33	5,840	6,750,281
Series 2009 E, Sub. Conv. CAB RB(h)	6.38%	12/01/38	720	760,154
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,078,610
Series 2010 A-2, Motor License Fund Special Conv. CAB RB(h)	5.50%	12/01/34	2,065	2,151,523
Series 2010 B 2, Conv. CAB RB(h)	5.00%	12/01/30	1,875	1,934,587
Series 2010 B 2, Conv. CAB RB(h)	5.13%	12/01/35	1,500	1,534,950
Series 2011 B, Sub. Motor License Fund Special RB(g)	5.00%	12/01/41	11,000	12,015,410
Pennsylvania (State of); First Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,270,450
Pennsylvania State University;
Series 2005, RB	5.00%	09/01/29	2,000	2,081,860
Series 2005, RB	5.00%	09/01/35	4,000	4,158,920
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(g)	5.00%	07/01/42	6,000	6,869,760
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia);
Series 2002 B, VRD RB(e)	0.04%	07/01/25	1,900	1,900,000
Series 2011, RB	5.00%	07/01/41	2,000	2,189,240
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(a)(b)	5.00%	05/15/20	4,995	5,973,620
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	1,915	1,985,108
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/32	450	469,539
Series 2012, RB	6.25%	04/01/37	500	529,975
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	3,125	3,397,000
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,078,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	$2,815	$2,858,970
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,822,912
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,250	1,361,838
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(i)	6.50%	06/15/33	3,055	3,122,882
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB(j)	5.25%	09/01/21	2,610	804,924
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS–AMBAC)(c)	5.25%	02/15/29	1,645	1,650,938
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	1,500	1,647,540
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	4,120,526
Series 2007 A, Airport RB (INS–AGM)(c)(d)	5.00%	06/15/37	3,000	3,087,600
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.25%	12/15/25	3,500	3,987,515
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.50%	08/01/24	1,500	1,706,910
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,619,475
Series 2009 B, Limited Tax GO Bonds(a)(b)	7.13%	07/15/16	1,040	1,172,382
Series 2010 C, Water & Wastewater RB (INS–AGM)(c)	5.00%	08/01/35	2,750	2,987,985
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,292,320
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/34	1,000	1,148,750
Twelfth Series 1990 B, Gas Works RB(b)	7.00%	05/15/20	2,225	2,651,577
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(c)	5.13%	09/01/23	2,500	2,863,950
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(c)	5.00%	02/01/31	3,235	3,533,105
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS–AGM)(c)	5.00%	02/01/35	1,000	1,069,910
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS–NATL)(c)	5.00%	12/01/25	2,215	2,308,628
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS–AGM)(c)	5.00%	09/01/24	2,000	2,275,580
Series 2008 D1, First Lien RB (INS–AGM)(c)	5.00%	09/01/25	3,000	3,404,610
Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	1,250	1,413,863
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds(a)(b)	5.00%	08/15/15	200	209,358
Series 2005 B, Unlimited Tax GO Bonds(a)(b)	5.00%	08/15/15	650	680,414
Series 2005 B, Unlimited Tax GO Bonds(a)(b)	5.00%	08/15/15	650	680,414
Series 2005 B, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	02/15/28	1,500	1,559,445
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,786,801
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(c)	5.00%	11/15/33	2,500	2,651,950
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/32	1,500	1,654,560
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(d)	5.00%	01/01/27	4,415	4,793,675
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds(a)(b)	5.25%	10/01/15	1,820	1,921,356
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,559,320
Unity (Township of) Municipal Authority; Series 2004, RB (INS–AGM)(c)	5.00%	12/01/24	1,285	1,300,497
University of Pittsburgh–of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB(g)	5.25%	09/15/34	10,000	11,464,200
Series 2005 A, RB(g)(k)	5.25%	09/15/30	10,000	11,557,300
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/36	1,700	1,810,721
Series 2010, College RB	5.25%	11/01/30	1,500	1,644,015
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	470	479,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS–AGM)(c)	5.13%	04/01/31	$1,500	$1,668,000
Series 2009, Limited Tax GO Bonds (INS–AGM)(c)	5.50%	04/01/24	500	577,530
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB(a)(b)	5.75%	01/10/16	2,350	2,516,544
Westmoreland (County of) Municipal Authority;
Series 2013, RB	5.00%	08/15/31	2,250	2,512,237
Series 2013, RB	5.00%	08/15/37	2,000	2,192,740
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,837,673
Wilkes-Barre (City of) Finance Authority (Wilkes University); Series 2007, Ref. RB	5.00%	03/01/37	3,000	3,052,590
				510,184,999

Guam–4.53%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,382,438
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,065	1,179,871
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB(d)	6.25%	10/01/34	1,500	1,698,765
Series 2013 C, General RB (INS–AGM)(c)(d)	6.00%	10/01/34	1,550	1,816,770
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	1,285	1,439,675
Series 2012 A, Ref. RB	5.00%	10/01/34	1,700	1,859,817
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	3,270,180
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	1,055	1,158,517
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,700	1,844,585
				15,650,618

Virgin Islands–2.38%
University of the Virgin Islands; Series 2004 A, Improvement RB(a)(b)	5.38%	12/01/14	1,500	1,520,145
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,779,002
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,737,675
Series 2012 A, RB(i)	4.00%	10/01/22	1,145	1,189,174
				8,225,996

Puerto Rico–1.97%
Puerto Rico Sales Tax Financing Corp.;
Series 2011 C, RB	5.00%	08/01/40	2,250	1,871,122
Series 2011 C, RB	5.25%	08/01/40	5,805	4,960,779
				6,831,901
TOTAL INVESTMENTS(l)–156.49% (Cost $504,922,753)				540,893,514
FLOATING RATE NOTE OBLIGATIONS–(20.55)%
Notes with interest and fee rates ranging from 0.57% to 0.82% at 08/31/14 and contractual maturities of collateral ranging from 06/15/21 to 07/01/42 (See Note 1J)(m)				(71,020,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.64)%				(130,100,000)
OTHER ASSETS LESS LIABILITIES–1.70%				5,857,124
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$345,630,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CIFG	– CIFG Assurance North America, Inc.
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to the alternative minimum tax.
(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $4,312,056, which represented 1.25% of the Trust’s Net Assets.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2014 represented less than 1% of the Trust’s Net Assets.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	19.6%
Assured Guaranty Corp.	5.6
National Public Finance Guarantee Corp.	5.5

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $121,328,652 are held by Dealer Trusts and serve as collateral for the $71,020,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2014

Revenue Bonds	81.5%
General Obligation Bonds	13.4
Pre-refunded Bonds	4.0
Other	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $504,922,753)	$540,893,514
Cash	3,442,845
Receivable for:
Investments sold	9,128,460
Interest	6,392,836
Deferred offering costs	94,189
Other assets	9,113
Total assets	559,960,957

Liabilities:
Floating rate note obligations	71,020,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,301 shares issued with liquidation preference of $100,000 per share)	130,100,000
Payable for:
Investments purchased	12,934,445
Income distributions — common shares	73,544
Accrued fees to affiliates	148
Accrued interest expense	127,284
Accrued trustees’ and officers’ fees and benefits	6,052
Accrued other operating expenses	68,846
Total liabilities	214,330,319
Net assets applicable to common shares	$345,630,638

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$350,262,294
Undistributed net investment income	1,341,413
Undistributed net realized gain (loss)	(41,943,830)
Net unrealized appreciation	35,970,761
$345,630,638

Shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544
Net asset value per common share	$14.50
Market value per common share	$13.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$12,109,129

Expenses:
Advisory fees	1,487,186
Administrative services fees	41,647
Custodian fees	5,725
Interest, facilities and maintenance fees	1,048,117
Transfer agent fees	28,330
Trustees’ and officers’ fees and benefits	21,615
Other	122,084
Total expenses	2,754,704
Net investment income	9,354,425

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(218,116)
Change in net unrealized appreciation of investment securities	17,567,874
Net realized and unrealized gain	17,349,758
Net increase in net assets from operations applicable to common shares	$26,704,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$9,354,425	$19,283,714
Net realized gain (loss)	(218,116)	(8,953,123)
Change in net unrealized appreciation (depreciation)	17,567,874	(29,035,308)
Net increase (decrease) in net assets from operations applicable to common shares	26,704,183	(18,704,717)
Distributions to shareholders from net investment income	(10,723,284)	(21,446,830)
Net increase (decrease) in net assets applicable to common shares	15,980,899	(40,151,547)

Net assets applicable to common shares:
Beginning of period	329,649,739	369,801,286
End of period (includes undistributed net investment income of $1,341,413 and $2,710,272, respectively)	$345,630,638	$329,649,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Pennsylvania Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$26,704,183

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(16,947,027)
Net sales of short-term investments	7,345,000
Proceeds from sales of investments	12,780,746
Amortization of premium	733,041
Accretion of discount	(240,389)
Increase in receivables and other assets	(79,903)
Increase in accrued expenses and other payables	23,087
Net realized loss from investment securities	218,116
Net change in unrealized appreciation on investment securities	(17,567,874)
Net cash provided by operating activities	12,968,980

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(10,722,631)
Decrease in payable for amount due custodian	(703,504)
Net payments for floating rate note obligations	1,900,000
Net cash provided by (used in) financing activities	(9,526,135)
Net increase in cash and cash equivalents	3,442,845
Cash at beginning of period	—
Cash at end of period	$3,442,845

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$970,991

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in Pennsylvania municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

15                         Invesco Pennsylvania Value Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds.

16                         Invesco Pennsylvania Value Municipal Income Trust

The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

17                         Invesco Pennsylvania Value Municipal Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $70,291,429 and 0.65%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$23,201,246	$—	$23,201,246
February 28, 2017	7,115,625	—	7,115,625
February 28, 2019	789,219	—	789,219
Not subject to expiration	1,892,525	6,501,334	8,393,859
	$32,998,615	$6,501,334	$39,499,949

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18                         Invesco Pennsylvania Value Municipal Income Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $29,877,709 and $21,869,206, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$39,130,653
Aggregate unrealized (depreciation) of investment securities	(2,324,570)
Net unrealized appreciation of investment securities	$36,806,083

Cost of investments for tax purposes is $504,087,431.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	23,829,544	23,829,544
Shares issued through dividend reinvestment	—	—
Ending shares	23,829,544	23,829,544

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 10, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.10% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2014 were $130,100,000 and 1.16%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.075	September 15, 2014	September 30, 2014
October 1, 2014	0.075	October 16, 2014	October 31, 2014

19                         Invesco Pennsylvania Value Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012		Four months ended February 28, 2011		Years ended October 31,
			2014	2013					2010		2009
Net asset value per common share, beginning of period	$13.83		$15.52	$14.99	$13.07		$14.29		$13.51		$11.29
Net investment income(a)	0.39		0.81	0.82	0.93		0.32		1.00		1.02
Net gains (losses) on securities (both realized and unrealized)	0.73		(1.60)	0.61	1.91		(1.23)		0.71		2.06
Dividends paid to preferred shareholders from net investment income	N/A		N/A	(0.00)	(0.02)		(0.01)		(0.03)		(0.06)
Total from investment operations	1.12		(0.79)	1.43	2.82		(0.92)		1.68		3.02
Less dividends paid to common shareholders from net investment income	(0.45)		(0.90)	(0.90)	(0.90)		(0.30)		(0.90)		(0.80)
Net asset value per common share, end of period	$14.50		$13.83	$15.52	$14.99		$13.07		$14.29		$13.51
Market value per common share, end of period	$13.15		$13.00	$15.40	$14.77		$12.52		$14.69		$12.30
Total return at net asset value(b)	8.39%		(4.51)%	9.78%	22.58%		(6.38)%		12.94%
Total return at market value(c)	4.57%		(9.54)%	10.56%	26.09%		(12.76)%		27.52%		27.27%
Net assets applicable to common shares, end of period (000’s omitted)	$345,631		$329,650	$369,801	$356,788		$310,897		$340,009		$321,178
Portfolio turnover rate(d)	4%		14%	11%	15%		6%		16%		23%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.62	%(e)	1.61%	1.59%	1.20	%(f)	1.22	%(f)(g)(h)	1.23	%(f)	1.33	% (f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(i)	1.00	%(e)	0.98%	1.02%	0.99	%(f)	0.98	%(f)(g)(h)	1.06	%(f)	1.10	%(f)
Without fee waivers and/or expense reimbursements	1.62	%(e)	1.61%	1.59%	1.25	%(f)	1.28	%(f)(g)(h)	1.33	%(f)	1.50	%(f)
Ratio of net investment income before preferred share dividends	5.50	%(e)	5.77%	5.37%	6.71%		7.41	%(g)	7.23%		8.24%
Preferred share dividends	N/A		N/A	0.02%	0.11%		0.21	%(g)
Ratio of net investment income after preferred share dividends	5.50	%(e)	5.77%	5.35%	6.60%		7.20	%(g)	7.04%		7.71%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$130,100		$130,100	$130,100	$130,100		$154,000		$154,000		$165,000
Asset coverage per preferred share(j)(k)	$365,665		$353,382	$384,244	$93,560		$75,470		$80,199		$73,666
Liquidating preference per preferred share(j)	$100,000		$100,000	$100,000	$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $337,462.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A	= Not applicable

20                         Invesco Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and ten year periods, the second quintile for the two and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance, presented on a total return basis, was above the median of the Lipper performance universe for the two, three and five year periods and below the median of the Lipper performance universe for the one and ten year periods. The Board also considered the additional resources that Invesco Advisers had devoted to further develop its fixed income

21                         Invesco Pennsylvania Value Municipal Income Trust

platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated

Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22                         Invesco Pennsylvania Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees, three by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	19,919,655	373,987	282,257
	Dr. Prema Mathai-Davis	19,764,154	549,122	262,623
	Raymond Stickel, Jr.	19,984,423	307,417	284,059
	Hugo F. Sonnenschein(P)	1,301	0	0

(2)	Elect five Class II Trustees, four by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	20,003,061	298,565	274,273
	Dr. Larry Soll	19,864,209	418,020	293,670
	Philip A. Taylor	20,021,956	270,635	283,308
	Suzanne H. Woolsey	19,879,460	412,935	283,504
	Frank S. Bayley(P)	1,301	0	0

(3)	Elect five Class III Trustees by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	19,993,425	318,143	264,331
	Bruce L. Crockett	19,996,772	294,867	284,260
	Rodney F. Dammeyer	19,907,780	381,876	286,243
	Jack M. Fields	19,971,308	305,384	299,207
	Martin L. Flanagan	20,004,795	275,401	295,703

(P)	Election of Trustee by preferred shareholders only.

23                         Invesco Pennsylvania Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station,

TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07398 VK-CE-PAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.